Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partnership grant units				172,161,191
Compensation expense in relation to equity-based awards	$ 987,549	$ 846,349	$ 637,441
Tax benefits in relation to equity-based awards	183,400	135,900	84,300
Estimated unrecognized compensation expense related to unvested awards	$ 2,300,000
Weighted-average period for recognized compensation expense related to unvested awards, years	3 years 4 months 24 days
Total vested and unvested outstanding units	1,216,569,512
Phantom units vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	30 days
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total outstanding unvested phantom units	91,648
Payment in settlement of phantom units	$ 1,700	$ 600	$ 1,100
Phantom Share Units (PSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture rate	6.70%
Phantom units vesting period	1 year
Phantom Share Units (PSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture rate	13.00%
Phantom units vesting period	5 years
Equity Settled Awards Deferred Restricted Common Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed service period, in years	1 year
Assumed forfeiture rate	1.00%
Per unit discount	$ 1.46
Equity Settled Awards Deferred Restricted Common Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed service period, in years	5 years
Assumed forfeiture rate	13.00%
Per unit discount	$ 21.53
Blackstone Partnership Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture rate	6.70%
Blackstone Partnership Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed service period, in years	1 year
Blackstone Partnership Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed service period, in years	2 years